SHARE-BASED COMPENSATION - Share options (Details) - 6 months ended Jun. 30, 2023 - Share options ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	USD ($) tranche $ / shares ¥ / shares shares	USD ($) tranche $ / shares shares	CNY (¥) shares
Number of Options
Granted (in shares) | shares	28,625,350	28,625,350
Share options outstanding at the end of the period (in shares) | shares	28,625,350	28,625,350
Share options vested or expected to vest (in shares) | shares	26,524,250	26,524,250	26,524,250
Period for remaining percentage vested	2 years	2 years
Weighted Average Exercise Price
Granted (in dollars per shares) | $ / shares		$ 2.80
Share options outstanding at the end of the period (in dollars per shares) | $ / shares		2.80
Share options vested or expected to vest (in dollars per shares) | $ / shares	$ 2.80	$ 2.80
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share options outstanding, Weighted Average Remaining Contractual Life (in years)	9 years 11 months 23 days	9 years 11 months 23 days
Share options vested or expected to vest, Weighted Average Remaining Contractual Life (in years)	9 years 11 months 23 days	9 years 11 months 23 days
Aggregate Intrinsic Value
Share options outstanding, Aggregate intrinsic value | $	$ 31	$ 31
Share options vested or expected to vest, Aggregate intrinsic value | $	$ 29	$ 29
Total unrecognized compensation expense | ¥			¥ 424
Weighted-average recognition period of compensation expense (in years)	3 years 11 months 23 days	3 years 11 months 23 days
Weighted-average grant date fair value | (per share)	$ 16.06	$ 2.22
Senior officers
Aggregate Intrinsic Value
Number of tranches | tranche	5	5
Vesting ratably over the following two years
Number of Options
Share-based payment award, vesting percentage	50.00%	50.00%
Second anniversary of the stated vesting commencement date
Number of Options
Share-based payment award, vesting percentage	50.00%	50.00%